Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2017
Discontinued Operations [Abstract]
Schedule of components of assets and liabilities and consolidated statements of operations and comprehensive loss classified as discontinued operations

	September 30,	December 31,
	2017	2016
Current assets of discontinued operations	$5,223	$65
Noncurrent assets of discontinued operations	$0	$501,711
Current liabilities of discontinued operations	$2,799	$569,937
Net assets of discontinued operations	$2,424	$(68,161)

	Nine months ended		Three months ended
	September 30		September 30
	2017	2016	2017	2016
Revenue	-	$1,256,881	-	$668,150
Gross profit	-	(960,075)	-	(279,179)
Selling, general and administrative expenses	-	(261,998)	-	(111,250)
Depreciation and amortization	-	(1,472)	-	(770)
Net loss from discontinued operations	-	$(1,223,545)	-	$(391,199)